Long-Term Debt, net - Exit Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exit Fees
Aggregate exit fee payable on the common maturity date	$ 25,000
Exit fees paid	1,000
Exit fees accrued	21,099	$ 18,948
Other income/(expenses), net
Exit Fees
Exit fees	$ 3,200	$ 3,400	$ 3,600